Segment Information (Details) - Schedule of Financial Information Related to Our Reportable Segments and Corporate - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net revenue	$ 986,145	$ 1,348,738	$ 4,796,474	$ 4,299,717
Cost of revenue	1,012,687	1,572,170	6,109,206	5,300,037
Gross margin	(26,542)	(223,432)
Compensation	4,114,523	873,210	4,678,390
Research and development	131,626	226,654	951,414	983,528
Marketing	535,521	2,092,021	4,700,171	9,626,982
Stock based compensation	7,328,044	1,080,792	4,183,844	9,661,168
General and administrative	1,536,558	2,371,283	9,024,428	9,975,360
Depreciation and amortization	38,801	141,892	592,139	397,440
Impairment of goodwill			2,043,011	688,127
Impairment of intangibles			3,587,994	688,127
Total operating expenses	13,685,073	6,785,852	27,718,380	32,368,400
Interest expense	65,370	(13,896)	(821,051)	(372,106)
All other expenses	(2,309,280)	142,132	(5,824,152)	(3,638,327)
Other expenses, net	(2,243,910)	128,236	(6,645,203)	(4,010,433)
Loss before income tax provision and equity in net loss from unconsolidated investments	(15,955,525)	(6,881,048)	(35,676,315)	(37,379,153)
Creatd Labs [Member]
Segment Reporting Information [Line Items]
Net revenue	299,195	508,268	1,616,278	1,926,374
Cost of revenue	232,098	706,196	2,000,970	3,186,240
Gross margin	67,097	(197,928)
Compensation	787,259	129,009	1,794,003
Research and development	131,626	134,876	606,211	758,293
Marketing	532,065	970,484	2,722,579	8,182,935
Stock based compensation	1,685,450	251,907	864,507	1,727,021
General and administrative	173,831	89,757	246,540	3,918,130
Depreciation and amortization
Impairment of goodwill
Impairment of intangibles			213,141
Total operating expenses	3,310,231	1,576,033	4,439,837	14,586,379
Interest expense	16,778	(13,229)	(33,938)	(12,706)
All other expenses
Other expenses, net	16,778	(13,229)	(33,938)	(12,706)
Loss before income tax provision and equity in net loss from unconsolidated investments	(3,226,356)	(1,787,190)	(4,858,467)	(15,858,951)
Creatd Ventures [Member]
Segment Reporting Information [Line Items]
Net revenue	410,894	254,690	1,456,593	90,194
Cost of revenue	703,253	409,969	2,807,285	148,989
Gross margin	(292,359)	(155,279)
Compensation	134,050	195,442	826,185
Research and development				131
Marketing	3,456	1,013,706	1,675,083
Stock based compensation	1,538,889	226,298	781,928	1,560,546
General and administrative	77,133	92,830	592,210	1,665,783
Depreciation and amortization	8,025	71,271	143,360	100,633
Impairment of goodwill
Impairment of intangibles			365,732
Total operating expenses	1,761,553	1,599,547	3,558,313	3,327,093
Interest expense			298
All other expenses
Other expenses, net			298
Loss before income tax provision and equity in net loss from unconsolidated investments	(2,053,912)	(1,754,826)	(4,908,707)	(3,385,888)
Creatd Studios [Member]
Segment Reporting Information [Line Items]
Net revenue	28,869
Cost of revenue	2,500
Gross margin	26,369
Compensation	41,538
Research and development
Marketing
Stock based compensation
General and administrative	41,223
Depreciation and amortization
Impairment of goodwill
Impairment of intangibles
Total operating expenses	82,761
Interest expense
All other expenses
Other expenses, net
Loss before income tax provision and equity in net loss from unconsolidated investments	(56,392)
Creatd Partners [Member]
Segment Reporting Information [Line Items]
Net revenue	247,187	585,780	1,723,603	2,283,149
Cost of revenue	74,836	456,005	1,300,951	1,964,808
Gross margin	172,351	129,775
Compensation	2,638	249,608	931,158
Research and development		91,778	345,203	225,104
Marketing			302,509	962,698
Stock based compensation	1,685,450	248,548	887,627	1,884,986
General and administrative	78,761	128,884	509,757	1,600,212
Depreciation and amortization		31,599	132,683	252,730
Impairment of goodwill
Impairment of intangibles				688,127
Total operating expenses	1,766,849	750,417	2,177,779	6,649,652
Interest expense	2,266
All other expenses
Other expenses, net	2,266
Loss before income tax provision and equity in net loss from unconsolidated investments	(1,592,232)	(620,642)	(1,755,127)	(6,331,311)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of revenue
Gross margin
Compensation	3,149,038	299,151	1,127,044
Research and development
Marketing		107,831		481,349
Stock based compensation	2,418,255	354,039	1,649,782	4,488,615
General and administrative	1,165,610	2,059,812	7,675,921	2,791,236
Depreciation and amortization	30,776	39,022	316,096	44,076
Impairment of goodwill
Impairment of intangibles			3,009,121
Total operating expenses	6,763,679	2,859,855	12,650,920	11,803,003
Interest expense	46,326	(667)	(787,411)	(359,400)
All other expenses	(2,309,280)	142,132	(5,824,152)	(3,638,327)
Other expenses, net	(2,262,954)	141,465	(6,611,563)	(3,997,727)
Loss before income tax provision and equity in net loss from unconsolidated investments	$ (9,026,633)	$ (2,718,390)	$ (19,262,483)	$ (11,803,003)